Equity - Schedule of Stock Options Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Equity [Abstract]
Options, Outstanding at beginning of period | shares
Options, Granted | shares	6,633,394
Options, Outstanding at end of period | shares	6,633,394
Options, Exercisable at end of period | shares	1,941,701
Weighted average exercise price, Outstanding at beginning of period | $ / shares
Weighted average exercise price, Granted | $ / shares	0.29
Weighted average exercise price, Outstanding at end of period | $ / shares	0.29
Weighted average exercise price, Exercisable at end of period | $ / shares	$ 0.29
Weighted Average Remaining Contractual Term (years), Outstanding at beginning of period	0 years
Weighted Average Remaining Contractual Term (years), Outstanding at end of period	6 years 2 months 23 days
Weighted Average Remaining Contractual Term (years), Exercisable at end of period	6 years 1 month 13 days
Aggregate Intrinsic Value, Outstanding at beginning of period | $
Aggregate Intrinsic Value, Outstanding at end of period | $	2,446
Aggregate Intrinsic Value, Exercisable at end of period | $	$ 718